Submission	Oct. 10, 2025
Submission [Line Items]
Central Index Key	0000317788
Registrant Name	DIGITAL TURBINE, INC.
Registration File Number	333-289265
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A